UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6277

U.S. Treasury Reserves Portfolio
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC
300 First Stamford Place,4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: August 31
Date of reporting period: February 28, 2006

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Schedule of Investments (February 28, 2006) (unaudited)
U.S. TREASURY RESERVES PORTFOLIO

Face
Amount				Security	Value

U.S. Treasury Bills — 93.2%
$25,000,000	3.691	%,	3/2/06		$24,997,663
50,000,000	3.831	%,	3/2/06		49,994,722
4,536,000	4.312	%,	3/2/06		4,535,457
25,000,000	4.324	%,	3/2/06		24,997,007
20,000,000	3.863	%,	3/9/06		19,983,111
50,000,000	3.869	%,	3/9/06		49,957,333
21,922,000	3.975	%,	3/9/06		21,902,830
2,864,000	4.159	%,	3/9/06		2,861,368
59,431,000	4.269	%,	3/9/06		59,374,805
25,000,000	3.887	%,	3/16/06		24,960,208
31,560,000	3.906	%,	3/16/06		31,509,109
25,000,000	4.314	%,	3/16/06		24,955,208
25,000,000	4.332	%,	3/16/06		24,955,000
50,000,000	4.340	%,	3/16/06		49,909,896
70,443,000	4.414	%,	3/16/06		70,313,708
20,000,000	3.817	%,	3/23/06		19,954,228
20,000,000	4.190	%,	3/23/06		19,949,156
15,000,000	4.231	%,	3/23/06		14,961,514
25,000,000	4.345	%,	3/23/06		24,933,847
25,000,000	3.822	%,	3/30/06		24,924,479
50,000,000	3.939	%,	3/30/06		49,842,917
2,668,000	3.949	%,	3/30/06		2,659,597
50,000,000	4.241	%,	3/30/06		49,830,632
25,000,000	4.245	%,	4/6/06		24,894,825
5,699,000	4.036	%,	4/13/06		5,672,061
25,000,000	4.240	%,	4/13/06		24,874,733
15,000,000	4.093	%,	4/20/06		14,916,458
50,000,000	4.301	%,	4/20/06		49,704,514
4,665,000	4.353	%,	4/20/06		4,637,042
25,000,000	4.091	%,	4/27/06		24,840,479
25,000,000	4.134	%,	4/27/06		24,839,094
25,000,000	4.337	%,	4/27/06		24,830,187
25,000,000	4.182	%,	5/4/06		24,818,000
25,000,000	4.398	%,	5/4/06		24,806,667
35,000,000	4.482	%,	5/4/06		34,723,422
25,000,000	4.242	%,	5/11/06		24,795,135
50,000,000	4.439	%,	5/11/06		49,567,097
25,000,000	4.496	%,	5/18/06		24,759,229
25,000,000	4.225	%,	5/25/06		24,755,714
35,000,000	4.534	%,	5/25/06		34,629,365
30,000,000	4.239	%,	6/1/06		29,681,833
50,000,000	4.562	%,	6/1/06		49,429,986
25,000,000	4.257	%,	6/8/06		24,713,313
20,000,000	4.522	%,	6/15/06		19,737,650
25,000,000	4.322	%,	7/6/06		24,626,938
25,000,000	4.624	%,	7/20/06		24,555,311

See Notes to Financial Statements.

18	U.S. Treasury Reserves Portfolio 2006 Semi-Annual Report

Schedule of Investments (February 28, 2006) (unaudited) (continued)

Face
Amount				Security	Value

U.S. Treasury Bills — 93.2% (continued)
$ 25,000,000	4.432	%,	7/27/06		$24,554,458
25,000,000	4.606	%,	8/3/06		24,514,818
25,000,000	4.579	%,	8/10/06		24,496,563
25,000,000	4.652	%,	8/24/06		24,444,500

	Total U.S. Treasury Bills				1,405,083,187

U.S. Treasury Notes — 10.0%
50,000,000	2.585	%,	3/31/06		49,888,320
50,000,000	2.808	%,	3/31/06		49,888,320
25,000,000	2.210	%,	5/15/06		24,886,068
27,000,000	1.311	%,	8/31/06		26,822,412

	Total U.S. Treasury Notes				151,485,120

	TOTAL INVESTMENTS — 103.2% (Cost — $1,556,568,307#)				1,556,568,307
	Liabilities in Excess of Other Assets — (3.2)%				(48,314,703)

	TOTAL NET ASSETS — 100.0%				$1,508,253,604

# Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

U.S. Treasury Reserves Portfolio 2006 Semi-Annual Report	19

U.S. Treasury Reserves Portfolio
Statement of Assets and Liabilities (February 28, 2006) (unaudited)

ASSETS:
Investments, at amortized cost	$1,556,568,307
Cash	338
Interest receivable	1,298,275

Total Assets	1,557,866,920

LIABILITIES:
Payable for securities purchased	49,429,986
Investment management fee payable	59,381
Trustees’ fees payable	26,916
Accrued expenses	97,033

Total Liabilities	49,613,316

Total Net Assets	$1,508,253,604

REPRESENTED BY:
Paid-in capital	$1,508,253,604

See Notes to Financial Statements.

20	U.S. Treasury Reserves Portfolio 2006 Semi-Annual Report

U.S. Treasury Reserves Portfolio
Statement of Operations (For the six months ended February 28, 2006) (unaudited)

INVESTMENT INCOME:
Interest	$26,419,918

EXPENSES:
Investment management fee (Note 2)	751,351
Custody and fund accounting fees	90,284
Trustees’ fees	27,160
Legal fees	18,587
Audit and tax	16,350
Shareholder reports	6,646
Miscellaneous expenses	1,257

Total Expenses	911,635
Less: Investment management fee waiver (Note 2)	(251,179)
Fees paid indirectly (Note 1)	(10)

Net Expenses	660,446

Net Investment Income	25,759,472

Net Realized Loss on Investments	(1,625)

Increase in Net Assets From Operations	$25,757,847

See Notes to Financial Statements.

U.S. Treasury Reserves Portfolio 2006 Semi-Annual Report	21

U.S. Treasury Reserves Portfolio
Statements of Changes in Net Assets
For the six months ended February 28, 2006 (unaudited)
and the year ended August 31, 2005

	2006	2005

OPERATIONS:
Net investment income	$25,759,472	$38,464,555
Net realized gain (loss)	(1,625)	36,701

Increase in Net Assets From Operations	25,757,847	38,501,256

CAPITAL TRANSACTIONS:
Proceeds from contributions	2,807,684,206	7,293,938,848
Values of withdrawals	(2,544,092,772)	(7,676,247,187)

Increase (Decrease) in Net Assets From Capital Transactions	263,591,434	(382,308,339)

Increase (Decrease) in Net Assets	289,349,281	(343,807,083)
NET ASSETS:
Beginning of period	1,218,904,323	1,562,711,406

End of period	$1,508,253,604	$1,218,904,323

See Notes to Financial Statements.

22	U.S. Treasury Reserves Portfolio 2006 Semi-Annual Report

U.S. Treasury Reserves Portfolio
Financial Highlights
For the years ended August 31, unless otherwise noted:

	2006(1)		2005	2004	2003	2002	2001

Net Assets,
End of Period (000s)	$1,508,254		$1,218,904	$1,562,711	$1,458,349	$1,953,165	$1,387,171

Total Return(2)	2.12%		2.25%	0.92%	1.20%	2.06%	5.24%

Ratios to Average Net Assets:
Gross expenses	0.13	%(3)	0.18%	0.18%	0.18%	0.20%	0.23%
Net expenses(4)(5)	0.10	(3)	0.10	0.10	0.10	0.10	0.10
Net investment income	3.68	(3)	2.16	0.91	1.22	2.00	5.13

(1)	For the six months ended February 28, 2006 (unaudited).

(2)

Performance figures may reflect voluntary fee waivers. Past performance is no guarantee of future results. In the absence of voluntary fee waivers, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(3)	Annualized.

(4)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio did not exceed 0.10%.

(5)	The Portfolio’s Manager voluntarily waived a portion of its fees. Such waivers are voluntary and may be reduced or terminated at any time.

See Notes to Financial Statements.

U.S. Treasury Reserves Portfolio 2006 Semi-Annual Report	23

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

U.S. Treasury Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2006, all investors in the Portfolio were funds advised by the Manager and/or its affiliates.

          The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

          (a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

          (b) Interest Income and Expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount, adjusted for amortization of premium on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager.

          (c) Fees Paid Indirectly. The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

          (d) Income Taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

          (e) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

24	U.S. Treasury Reserves Portfolio 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

2. Investment Management Agreement and Other Transactions with Affiliates

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business, Citigroup Asset Management (“CAM”), to Legg Mason, Inc. (“Legg Mason”). As a result, the Portfolio’s investment manager, Citi Fund Management Inc. (the “Manager”), previously an indirect wholly-owned subsidiary of Citigroup, became a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the Portfolio’s existing investment management contract to terminate. The Portfolio’s investors approved a new investment management contract between the Portfolio and the Manager, which became effective on December 27, 2005. An interim management agreement took effect upon the closing of the sale and continued in effect until December 27, 2005.

          Legg Mason, whose principal executive offices are in Baltimore, Maryland, is a financial services holding company.

          Prior to October 1, 2005, the Portfolio paid the Manager a management fee calculated at an annual rate of 0.15% of the Portfolio’s average daily net assets.

          Effective October 1, 2005 and under the new Investment Management Agreement, the Portfolio will pay the Manager a management fee calculated at an annual rate of 0.10% of the Portfolio’s average daily net assets.

          During the six months ended February 28, 2006, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets. For the six months ended February 28, 2006, the manager voluntarily waived a portion of its management fees amounting to $251,179. Such waivers are voluntary and may be reduced or terminated at any time.

          The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Portfolio from the Manager or its affiliates. Certain officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

          The Trust has adopted a Retirement Plan (the “Plan”) for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, each Trustee is required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75. Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Portfolio or any of the investment companies associated with the Manager for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the entirety of the calendar year of the applicable Trustee’s retirement (assuming no change in relevant facts for the balance of the year following the Trustee’s retirement). Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Three former Trustees are currently receiving payments under the plan. In addition two other Trustees elected to receive a lump sum payment under the plan. The Portfolio’s allocable share of the expenses of the Plan for the six months ended February 28, 2006 was $23,750.

U.S. Treasury Reserves Portfolio 2006 Semi-Annual Report	25

Notes to Financial Statements (unaudited) (continued)

3. Investments

During the six months ended February 28, 2006, the aggregate cost of purchases and maturities and sales of money market instruments were as follows:

Purchases	$8,231,038,370

Maturities/Sales	7,985,073,172

4. Federal Income Tax Basis of Investment Securities

The tax cost on investment securities owned at February 28, 2006, for federal income tax purposes, amounted to $1,556,568,307.

5. Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management, LLC (“SBFM”) and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

          The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Portfolio’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

          The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such

26	U.S. Treasury Reserves Portfolio 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

          The order also required that transfer agency fees received from the Affected Funds since December 1, 2004 less certain expenses be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the Affected Funds.

          The order required SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Portfolio’s Board selected a new transfer agent for the Portfolio. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

          Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

          This Portfolio is not one of the Affected Funds and therefore did not implement the transfer agent arrangement described above and therefore has not received and will not receive any portion of the distributions.

6. Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 5. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

          On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

          As of the date of this report, the Portfolio’s investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of SBFM and its affiliates to continue to render services to the Funds under their respective contracts.

7. Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and Salomon Brothers Asset Management, Inc. (“SBAM”), each an affiliate of the Manager, that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM

U.S. Treasury Reserves Portfolio 2006 Semi-Annual Report	27

Notes to Financial Statements (unaudited) (continued)

for alleged violations of Sections 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection undertaken by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM and SBAM.

          Although there can be no assurance, SBFM and SBAM believes that this matter is not likely to have a material adverse effect on the Portfolio or SBFM and SBAM’s ability to perform investment management services relating to the Portfolio.

28	U.S. Treasury Reserves Portfolio 2006 Semi-Annual Report

Board Approval of Management Agreement (unaudited)

On December 1, 2005, Citigroup Inc. completed the sale of substantially all of its asset management business, Citigroup Asset Management (“CAM”), which includes the Manager, to Legg Mason, Inc. in exchange for the broker-dealer and investment banking businesses of Legg Mason and certain other considerations (the “Transaction”). The consummation of the Transaction resulted in the automatic termination of the Portfolio’s management agreement in accordance with the Investment Company Act of 1940, as amended (the “1940 Act”).

          Prior to the closing of the Transaction, the Portfolio’s Board approved a new management agreement between the Portfolio and the Manager (the “New Management Agreement”) and authorized the Portfolio’s officers to submit the New Management Agreement to the investors for their approval. Portfolio investors were sent notice of the meeting in September, 2005. Investors also received information that included the factors the Board considered in approving the New Management Agreement. These factors are set forth below.

          While investor approval of the New Management Agreement was being sought, the Portfolio’s Board, at a meeting held in person on November 21, 2005 and as discussed in more detail below, approved an interim management agreement for the Portfolio. The interim management agreement took effect upon the closing of the Transaction and continued in effect until investor approval of the New Management Agreement was obtained. This approval was obtained on December 27, 2005. The factors considered by the Portfolio’s Board in approving the interim management agreement also are set forth below.

          On July 11, 2005, members of the Board discussed with CAM management and certain senior Legg Mason representatives the Transaction and Legg Mason’s general plans and intentions regarding the Portfolio, including the preservation, strengthening and growth of CAM’s business and its combination with Legg Mason’s business. Among other things, the Board Members also inquired about the plans for and anticipated roles and responsibilities of certain CAM employees and officers after the Transaction.

          At a meeting held in person on August 7, 2005, the Portfolio’s Board, including a majority of the Board Members who are not “interested persons” of the Portfolio or the Manager as defined in the 1940 Act (the “Independent Board Members”), approved the New Management Agreement. To assist the Board in its consideration of the New Management Agreement, Legg Mason provided materials and information about Legg Mason, including its financial condition and asset management capabilities and organization, and CAM provided materials and information about the Transaction between Legg Mason and Citigroup. Representatives of CAM and Legg Mason and/or Western Asset Management and its affiliates (“Western Asset”) also made presentations to and responded to questions from the Board. The Independent Board Members, through their independent legal counsel, also requested and received additional information from CAM and Legg Mason in connection with their consideration of the New Management Agreement. The additional information was provided in advance of and at the August meeting. After the presentations and after reviewing the written materials provided, the Independent Board Members met in executive session with their counsel to consider the New Management Agreement.

U.S. Treasury Reserves Portfolio	29

Board Approval of Management Agreement (unaudited) (continued)

          The Independent Board Members conferred separately and with their counsel about the Transaction on a number of occasions, including in connection with the July and August meetings.

          In their deliberations concerning the New Management Agreement, among other things, the Board Members considered:

(i) the automatic termination of the current management agreement upon completion of the Transaction and the need for continuity of services provided under the current management agreement;

(ii) the reputation, financial strength and resources of Legg Mason and its investment advisory subsidiaries;

(iii) that, following the Transaction, CAM will be part of an organization focused on the asset management business;

          (iv) that Legg Mason and its wholly-owned subsidiary, Western Asset, are experienced and respected asset management firms, and that Legg Mason has advised the Board Members that (a) it intends to combine the fixed income investment operations (including money market fund operations) of CAM with those of Western Asset and may also wish to combine other CAM operations with those of other Legg Mason subsidiaries; (b) after the closing of the Transaction, it will take steps to combine the investment management operations of Western Asset with the fixed income operations of the Manager, which, among other things, may involve Western Asset and the Manager sharing common systems and procedures, employees (including portfolio managers), investment and trading platforms, and other resources; (c) it is expected that these combination processes will result in changes to portfolio managers or portfolio management teams for a number of the CAM funds, subject to Board consent and appropriate notice to investors, and that, in other cases, the current portfolio managers or portfolio management teams will remain in place; and (d) in the future, it may recommend that Western Asset or other Legg Mason subsidiaries be appointed as the adviser or subadviser to some or all of the CAM funds, subject to applicable regulatory requirements;

(v) that CAM management had advised the Board that a number of portfolio managers and other key CAM personnel would be retained after the closing of the Transaction;

          (vi) that CAM management and Legg Mason have advised the Board that following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Portfolio and their shareholders by the Manager, including compliance services;

          (vii) that under the Transaction Agreement, Citigroup and Legg Mason have agreed not to take any action that is not contemplated by the Transaction or fail to take any action that to their respective knowledge would cause any of the requirements of Section 15(f) of the 1940 Act not to be met;

(viii) the assurances from Citigroup and Legg Mason that, for a three-year period following the closing of the Transaction, Citigroup-affiliated broker-dealers will continue to

30	U.S. Treasury Reserves Portfolio

Board Approval of Management Agreement (unaudited) (continued)

offer the Portfolio as an investment product, and the potential benefits to Portfolio investors from this and other third-party distribution access;

          (ix) the potential benefits to Portfolio investors from being part of a combined fund family with Legg Mason-sponsored funds, including possible economies of scale and access to investment opportunities;

(x) that Citigroup and Legg Mason would derive certain benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered;

(xi) the potential effects of regulatory restrictions on the Portfolio if Citigroup-affiliated broker-dealers remain principal underwriters of the Portfolio after the closing of the Transaction;

(xii) the fact that the Portfolio’s total management fees will not increase by virtue of the New Management Agreement, but will remain the same;

          (xiii) the terms and conditions of the New Management Agreement, including the differences from the current management agreement, and the benefits of a single, uniform form of agreement covering these services;

(xiv) that the Portfolio would not bear the costs of obtaining investor approval of the New Management Agreement;

          (xv) that Citigroup and Legg Mason were negotiating a license arrangement that would permit the Portfolio to maintain its current name for some agreed upon time period after the closing of the Transaction; and

          (xvi) that the Board had recently performed a full annual review of the current management agreement as required by the 1940 Act.[1] In that regard, the Board’s deliberations concerning the New Management Agreement reflected its prior evaluation of relevant factors, including the nature, quality and extent of services provided, costs of services provided, profitability, fall-out benefits, fees and economies of scale and investment performance considered in connection with the approval of the current management agreement and its determination that information provided by CAM and Legg Mason management prior to and at the August meeting supported the continued appropriateness of such conclusions with respect to the New Management Agreement.

          No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the New Management Agreement, and each Board Member attributed different weight to the various factors. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Board also discussed the New Management Agreement in private sessions with their independent legal counsel at which no representatives of the Manager were present. In light of all of the foregoing, the Board approved the New Management Agreement and authorized the Portfolio’s officers to submit the New Management Agreement to investors for their approval.

[1]	The Board’s deliberations in connection with that review were disclosed in the Portfolio’s annual report, a copy of which is available upon request.

U.S. Treasury Reserves Portfolio	31

Board Approval of Management Agreement (unaudited) (continued)

          A condition to the closing of the Transaction required that new management agreements to be approved by CAM advisory clients representing a substantial majority of investment management revenues. This condition was satisfied and the Transaction closed on December 1, 2005, prior to approval of the Portfolio’s New Management Agreement having been obtained. As noted above, prior to the closing of the Transaction, the Portfolio’s Board, at a meeting held in person on November 21, 2005, approved an interim management agreement for the Portfolio.

          In their deliberations concerning the interim management agreement, the Board Members considered that, as discussed in detail above, within the past year the Board had performed a full annual review of the current management agreement and had approved the New Management Agreement, subject to investor approval. In that regard, the Board, in its deliberations concerning the interim management agreement, met with senior representatives of CAM and Legg Mason to receive a status report on Legg Mason’s plans and intentions regarding CAM’s business and its combination with Legg Mason, including its plans for portfolio management. On the basis of that report, the Board determined that its evaluation of relevant factors, including the nature, quality and extent of services provided, costs of services provided, profitability, fall out benefits, fees and economies of scale and investment performance and conclusions with respect thereto in connection with its approval of the New Management Agreement would apply to the interim agreement. However, the Board gave greatest weight to the imminent automatic termination of the current management agreement upon the completion of the Transaction and the need for continuity of the services provided thereunder pending investor approval of the New Management Agreement.

          In accordance with Rule 15a-4 under the 1940 Act, which regulates the use of interim management agreements, the interim management agreement for the Portfolio had a term no longer than 150 days. The terms of the interim management agreement approved by the Board were the same as those of the Portfolio’s management agreement that was in effect prior to the closing of the Transaction, differing only as to the effective date, the termination date and certain additional provisions required by law. Management fees paid under the interim agreement were to be held in escrow and not paid to the Manager until investors approved the New Management Agreement. By the terms of the interim management agreement, if investors did not approve the New Management Agreement, the management fees held in escrow were to be disbursed in accordance with applicable law.

32	U.S. Treasury Reserves Portfolio

Additional Shareholder Information (unaudited)

Results of a Special Meeting of Investors

On December 27, 2005, a Special Meeting of Investors was held for the following purposes: 1) to approve a new management agreement and 2) to elect Trustees. The following table provides the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each matter voted on at the Special Meeting of Investors.1

1. Approval of New Management Agreement

	Voted For[2]	Voted Against	Abstentions	Broker Non-Votes

New Management Agreement	91	9	0	N/A

2. Election of Trustee

Nominees:	Voted For	Authority Withheld	Abstentions	Broker Non-Votes

Elliot J. Berv	85	15	0	N/A
Donald M. Carlton	85	15	0	N/A
A. Benton Cocanougher	85	15	0	N/A
Mark T. Finn	85	15	0	N/A
R. Jay Gerken	85	15	0	N/A
Stephen Randolph Gross	85	15	0	N/A
Diana R. Harrington	85	15	0	N/A
Susan B. Kerley	85	15	0	N/A
Alan G. Merten	85	15	0	N/A
R. Richardson Pettit	85	15	0	N/A

[1]

Investment companies that are investors in the Portfolio voted for each item in proportion to votes cast by the shareholders of such investment companies at special meetings of the shareholders of such investment companies.

[2]	Investors in the Portfolio vote on the basis of the percentage of beneficial interests of the Portfolio that they own.

U.S. Treasury Reserves Portfolio	33

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CitiSM U.S. Treasury Reserves

TRUSTEES
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken, CFA
Chairman
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

 OFFICERS
R. Jay Gerken, CFA
President and
Chief Executive Officer

Andrew B. Shoup
Senior Vice President
and Chief Administrative Officer

Frances M. Guggino
Chief Financial Officer and
Treasurer

Ted P. Becker
Chief Compliance Officer

John Chiota
Chief Anti-Money Laundering
Compliance Officer

Wendy Setnicka
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

INVESTMENT MANAGER
(OF U.S. TREASURY
RESERVES PORTFOLIO)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

DISTRIBUTORS
Citigroup Global Markets Inc.
Legg Mason Investor Services, LLC

TRANSFER AGENTS
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, Massachusetts 02171

PFPC Inc.
4400 Computer Drive
Westborough, Massachusetts 01581

CUSTODIAN
State Street Bank and Trust Company

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP
345 Park Avenue
New York, NY 10154

LEGAL COUNSEL
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

CitiFunds Trust III
CitiSM U.S. Treasury Reserves

The Fund is a separate investment fund of the CitiFunds Trust III, a
Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with Securities
Exchange Commission for the first and third quarters of each fiscal year on
Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at
www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the
Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-625-4554.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ending June 30 of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-625-4554, (2) on each Fund’s website at
leggmason.com/InvestorServices and (3) on the SEC’s website
at www.sec.gov.

This report is submitted
for the general information
of the shareholders of
CitiSM U.S. Treasury Reserves.

This report must be preceded
or accompanied by a free
prospectus. Investors should
consider the Fund’s
investment objective, risks,
charges and expenses
carefully before investing.
The prospectus contains this
and other important
information about the Fund.
Please read the prospectus
carefully before investing.

©2006 Legg Mason Investor
Services, LLC
Member NASD, SIPC

CFS/RUS/206             06-9814

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting..

ITEM 12. EXHIBITS.

(a)	Not applicable

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of
the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to section 906 of
the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

U.S. Treasury Reserves Portfolio

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
U.S. Treasury Reserves Portfolio

Date: May 8, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
U.S. Treasury Reserves Portfolio

Date: May 8, 2006

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
U.S. Treasury Reserves Portfolio

Date: May 8, 2006